Future Minimum Lease Payments	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future Minimum Lease Payments

Note 20 – Future Minimum Lease Payments

Effective July 1, 2013, we leased our office space in Las Vegas, Nevada under a 3-year operating lease expiring August 31, 2016. The lease provides for increases in future minimum annual rental payments based on defined annual increases beginning with monthly payments of $2,997 and culminating in a monthly payment of $3,191 in 2016. The lease contains provisions for future rent increases and rent free periods for the first two months of the lease. The total amount of rental payments due over the lease term is being charged to rent expense according to the straight-line method over the term of the lease. The difference between rent expense recorded and the amount paid was credited or charged to “Deferred rent obligation,” in the accompanying Balance Sheets. The lease is now on a month-to-month basis.

On March 4, 2016, GLFH leased a commercial building from Belmont NLV, LLC that originated on April 17, 2016 for its medical marijuana production and cultivation business in North Las Vegas. The 5-year operating lease expires on April 16, 2021 and is renewable for another 5 year term, required a $50,000 security deposit and includes an option to purchase the building for $3.8 million during the third, fourth and fifth years of the lease. The lease provides for increases in future minimum annual rental payments based on defined annual increases beginning with monthly payments of $26,786 and culminating in a monthly payment of $30,148 in 2021. The lease contains provisions for future rent increases. The total amount of rental payments due over the lease term is being charged to rent expense according to the straight-line method over the term of the lease. The difference between rent expense recorded and the amount paid will be credited or charged to “Deferred rent obligation,” in the Balance Sheets.

Future minimum lease payments required under operating leases according to our fiscal year-end are as follows:

Year Ending
December 31,	Amount
2018	$337,693
2019	347,824
2020	358,258
2021	107,526
Thereafter	-
$1,151,301

Rent expense was $379,305 and $278,589 for the years ended December 31, 2017 and 2016, respectively.